INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2025
FIXED ASSETS
Schedule of intangible assets
	December 31,	December 31,
	2025	2024

Vayu intellectual property	$1,389,678	$-
GAC intellectual property	791,362	-
Software platform	-	309,968

Total intellectual property	2,181,040	309,968
Less: accumulated amortization	(233,683)	(111,775)
Less: impairment of intangible asset	-	(198,193)

Intangible assets, net	$1,947,357	$-

Schedule of future amortization expense
2026	$311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049

Total future amortization expense	$1,947,357